Balance Sheet Components (Property, Plant and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,728,235	$ 2,484,011
Accumulated depreciation	1,062,759	1,086,795
Property, plant and equipment, net	1,665,476	1,397,216
Land and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	75,100	73,857
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	747,003	665,058
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,698,411	1,436,904
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 207,721	$ 308,192